Derivatives and hedge accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Details) - Derivatives - Cash flow hedges - Net payer and receiver swap - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk | Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 10,038	€ (437)
Hedging instrument, liabilities	14,836	781
Market risk | Currency Swap Contract
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	428	73
Hedging instrument, liabilities	€ 168	€ 285